Benefit Plans and Capital Transactions (Details) - USD ($)					1 Months Ended	12 Months Ended
	Jan. 15, 2021	Sep. 04, 2020	Oct. 11, 2019	Oct. 07, 2019	Oct. 30, 2018	Dec. 31, 2024	Dec. 31, 2023	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2021	Oct. 25, 2021
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Authorized amount											$ 50,000,000
Sold price per unit (in Dollars per share)	$ 2,090,909									$ 10
Share issued (in Shares)	55
Net proceeds	$ 114,507,000
Preferred stock, par value (in Dollars per share)						$ 0.0001		$ 0.0001
Preferred stock, liquidation preference						$ 114,082,000		$ 120,127,000
Depository shares (in Shares)						0
Common stock, shares outstanding (in Shares)						30,499,931		30,597,066
Common stock, shares issued (in Shares)						30,499,931		30,597,066
Dividends paid in cash						$ 33,731,000	$ 141,099,000
Employee Stock [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Shares reserved for issuance (in Shares)						236,949	236,949
Series A Preferred Stock [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Preferred stock, liquidation preference						$ 70,854,000	$ 70,854,000	$ 74,507,000
Common stock, shares outstanding (in Shares)							2,834
Common stock, shares issued (in Shares)							2,834
Dividends payable (in Dollars per share)									$ 0.4296875
Depositary Shares, Series A Cumulative Perpetual Preferred Stock 6.875% [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Dividends payable (in Dollars per share)						$ 0.4296875	$ 0.4296875
Series B Preferred Stock [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Preferred stock percentage		7.375%
Preferred stock, par value (in Dollars per share)		$ 0.0001
Preferred stock, liquidation preference		$ 25,000				$ 43,228,000		$ 45,619,000
Price per share (in Dollars per share)		$ 25
Common stock shares issued (in Shares)		1,300
Depositary shares issued (in Shares)		1,300,000
Gross proceeds from depositary shares		$ 32,500,000
Depository shares (in Shares)						0	18
Common stock, shares outstanding (in Shares)						1,729
Common stock, shares issued (in Shares)						1,729
Dividends payable (in Dollars per share)								$ 0.4609375
Depositary Shares, Series B Cumulative Perpetual Preferred Stock 7.375% [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Dividends payable (in Dollars per share)						$ 0.4609375	$ 0.4609375
Maximum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Employer contribution						$ 2,008	$ 2,049
Minimum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Employer contribution						$ 700,000	$ 608,000
Common Stock [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Authorized annual share repurchase amount					$ 50,000,000
Repurchase shares of common stock (in Shares)							2,174,608
Repurchase of common stock amount							$ 69,490,000
Average price (in Dollars per share)							$ 31.95
Depositary Shares [Member] | Series A Preferred Stock [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Preferred stock percentage				6.875%		6.875%
Preferred stock, par value (in Dollars per share)				$ 0.0001
Preferred stock, liquidation preference				$ 25,000,000		$ 25,000
Price per share (in Dollars per share)				$ 25		$ 25
Common stock shares issued (in Shares)				2,000
Depositary shares issued (in Shares)			300,000	2,000,000
Offering of depositary shares (in Shares)				2,300,000
Gross proceeds from depositary shares				$ 57,500
Dividends payable							$ 812,000
Depositary Shares [Member] | Series B Preferred Stock [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Dividends payable						$ 531,000
Depositary Shares [Member] | Series B Preferred Stock [Member] | Board of Directors Chairman [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Preferred stock percentage							7.375%
Preferred stock, liquidation preference							$ 25,000
Price per share (in Dollars per share)							$ 25
Depositary Shares [Member] | Maximum [Member] | Series A Preferred Stock [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Depository per share (in Dollars per share)						$ 1.71875
Depositary Shares [Member] | Maximum [Member] | Series B Preferred Stock [Member] | Board of Directors Chairman [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Depository per share (in Dollars per share)							1.84375
Depositary Shares [Member] | Minimum [Member] | Series A Preferred Stock [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Depository per share (in Dollars per share)						$ 1,718.75
Depositary Shares [Member] | Minimum [Member] | Series B Preferred Stock [Member] | Board of Directors Chairman [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Depository per share (in Dollars per share)							$ 1,843.75